Related Party Transactions (Details) - Schedule of Key Management Personnel Compensation	12 Months Ended
Dec. 31, 2023
Joseph Brancato [Member]
Schedule of Key Management Personnel Compensation [Line Items]
Key management personnel	Director
Thomas Speidel [Member]
Schedule of Key Management Personnel Compensation [Line Items]
Key management personnel	Chief Executive Officer and Director
Kurt Lauk, PhD [Member]
Schedule of Key Management Personnel Compensation [Line Items]
Key management personnel	Director (Chairman)
Sonja Harms, PhD [Member]
Schedule of Key Management Personnel Compensation [Line Items]
Key management personnel	Director
Wolfgang Breme [Member]
Schedule of Key Management Personnel Compensation [Line Items]
Key management personnel	Chief Financial Officer
Michael Rudloff [Member]
Schedule of Key Management Personnel Compensation [Line Items]
Key management personnel	Chief Operating Officer
Sebastian Schypulla [Member]
Schedule of Key Management Personnel Compensation [Line Items]
Key management personnel	Chief Purchase and Logistics Officer
Hakan Konyar [Member]
Schedule of Key Management Personnel Compensation [Line Items]
Key management personnel	Chief Production Officer
Thorsten Ochs [Member]
Schedule of Key Management Personnel Compensation [Line Items]
Key management personnel	Chief Technology Officer
Robert Vogt [Member]
Schedule of Key Management Personnel Compensation [Line Items]
Key management personnel	Chief Accounting Officer
John Neville [Member]
Schedule of Key Management Personnel Compensation [Line Items]
Key management personnel	Chief Sales Officer
Salina Love [Member]
Schedule of Key Management Personnel Compensation [Line Items]
Key management personnel	Director
Bazmi Husain [Member]
Schedule of Key Management Personnel Compensation [Line Items]
Key management personnel	Director
K.R. Kent [Member]
Schedule of Key Management Personnel Compensation [Line Items]
Key management personnel	Director